Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Cash flows from operating activities:
Net loss		$ 1,287	$ (21,078)	$ (24,136)	$ (60,198)	$ (84,980)	$ (101,495)	$ (54,738)	$ (56,025)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization					16,538	19,283	24,966	26,982
Amortization of finance lease right-of-use assets			1,293	0	1,988	0	743	0
Amortization of contract costs			407	274	1,161	821	1,136	827
Non-cash interest income					(634)	(2,093)	(2,712)	(2,983)
Non-cash interest expense					2,174	1,126	1,477	9,949
Non-cash rent expense					16,497	15,818	21,199	18,278
(Gain) loss on aircraft sales and aircraft held for sale			(2,123)	3,480	(3,313)	4,897	2,795	(13,905)
(Gain) loss on lease termination			2,158	(24)	2,137	(163)	(133)	(29)
Change in fair value of derivative liability							0	14,589
Provision for credit losses					105	2,076	2,190	2,557
Provision for inventory reserve					21	0
Realized loss on investment securities					238	59	59	238
Change in fair value of warrant liability			2,812	(1,500)	2,031	2,179	1,467	334
(Gain) Loss on extinguishment of debt			0	0	4,161	0	0	(14,843)
Stock-based compensation					2,841	0	753	882
Gain on forgiveness of CARES Act loan							0	(339)
Changes in operating assets and liabilities, net of effects from acquisitions:
Other receivables					(1,198)	(1,797)	(2,680)	465
Parts and supplies inventory					(404)	(836)	(516)	730
Prepaid expenses and other current assets					(4,172)	261	(123)	344
Operating lease liabilities					(16,300)	(15,989)	(21,166)	(16,353)
Other assets					(240)	(76)	(335)	(187)
Accounts payable					13,036	(4,062)	4,693	7,680
Other current liabilities					185	(2,932)	(756)	2,416
Deferred revenue					3,124	6,276	45,788	33,338
Other non-current liabilities					9,366	6,431	13,630	13,051
Net cash flows from operating activities					(10,310)	(54,434)	(10,929)	8,665
Cash flows from investing activities:
Capitalized development costs					(24)	(412)	(492)	(802)
Purchases of property and equipment					(14,923)	(14,656)	(56,666)	(83,636)
Proceeds from sales of property and equipment					47,048	28,533	50,776	41,964
Finance lease direct initial costs					(381)	0	(385)	0
Purchases of engine overhauls					(17,825)	(18,364)	(24,508)	(20,791)
Purchases of investments					(15,457)	(45,495)	(61,878)	(103,951)
Proceeds from sale of investments					80,025	57,449	70,083	105,185
Notes receivable paydowns							15,201	0
Proceeds from notes receivable					0	15,040
Net cash flows from investing activities					78,463	22,095	(7,869)	(62,031)
Cash flows from financing activities:
Proceeds from Merger, net of transaction costs							0	8,350
Proceeds from issuance of debt					10,324	71,413	71,413	131,840
Repayment of debt					(84,145)	(50,282)	(57,743)	(56,660)
Payment of deferred financing costs							0	(3,261)
Payment of debt issuance costs					(1,950)	(4,018)	(849)	(1,096)
Proceeds from sale-leaseback of aircraft					15,500	0
Proceeds from notes receivable noncontrolling interest							0	4,181
Cash contributions from members							0	3,959
Cash distributions to members	[1]						0	(33,662)
Payment of dividends, preferred stock					(361)	0
Repayment of finance lease					(3,864)	0	(9,048)	0
Cash contributions - non-controlling interests					735	6,327	6,485	9,541
Cash distributions - non-controlling interests					(23,184)	(13,920)	(19,771)	(21,379)
Proceeds from common stock issuance, net of issuance costs					5,800	0
Proceeds from preferred stock issuance, net of issuance costs					0	29,847
Proceeds from preferred temporary equity issuance, net of issuance costs							48,379	0
Net cash flows from financing activities					(81,145)	39,367	38,866	41,813
Net increase (decrease) in cash and cash equivalents					(12,992)	7,028	20,068	(11,553)
Cash and cash equivalents at beginning of period					31,694	11,626	11,626	23,179	$ 23,179
Cash and cash equivalents at end of period		$ 11,626	$ 18,702	$ 18,654	18,702	18,654	31,694	11,626
Supplemental disclosure of cash flow information:
Cash paid for interest							19,706	12,274
Non-cash investing and financing activities:
Reclassification of LGM Enterprises, LLC members' deficit to accumulated deficit in connection with the Merger							0	80,748
Non-cash directors and officers insurance							2,032	2,518
Conversion of Bridge Notes held by affiliates of EGA Sponsor into shares of flyExclusive Class A common stock in connection with the Merger							0	83,267
Conversion of Bridge Notes held by non-affiliates into shares of flyExclusive Class A common stock in connection with the Merger							0	12,236
Conversion of LGM Common Units to flyExclusive Class B Common Stock in connection with the Merger							0	6
Initial value of short-term notes payable - related party recognized in connection with the Merger							0	3,947
Initial public and private placement warrant liabilities recognized in connection with the Merger							0	2,248
Exchange of Fly public warrants for flyExclusive Class A common stock					0	371	371	82
Change in redemption value of redeemable noncontrolling interest					191,935	231,273	268,423	5,826
FlyExclusive Class A common stock issued on cashless exercise of public warrants					0	4,337	4,337	0
Redeemable noncontrolling interest resulting from the Merger							0	42,431
Excise tax payable							156	1,032
Non-cash transfer of aircraft and related debt	[1]						0	6,589
Payable to underwriter as reimbursement for shares purchased on Closing Date							0	17
Equity-classified obligation - Amended Underwriting Agreement							0	3,324
Prepaid expenses assumed in connection with the Merger							0	70
Accounts payable assumed in connection with the Merger							0	1,092
Other current liabilities assumed in connection with the Merger							0	1,642
Non-cash impact of specific incremental costs directly attributable to the offering of securities in connection with the closing of the Merger as reduction to APIC							0	4,528
Transfers from prepaid engine overhaul to property and equipment					4,704	9,833	10,764	11,409
Change in purchases of property and equipment in accounts payable							14,570	930
Transfer of fixed assets and prepaid engine overhauls to held for sale					1,238	0	42,960	0
Transfers of aircraft from held for sale, non-current portion to held for sale, current portion					4,085	0
Unrealized change in fair value of available-for-sale securities					56	(178)	13	407
ROU assets obtained in exchange for operating lease liabilities					10,522	7,326	14,866	48,807
ROU assets obtained in exchange for finance lease liabilities					23,074	0	16,039	0
Non-cash exchanges for non-controlling ownership interest					1,063	0
Non-cash exchanges of aircraft ownership interests							0	7,319
Acquisition of non-controlling interests					0	6,892	20,734	0
Non-cash aircraft sale-leaseback transactions							0	23,100
Series A Preferred Stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with temporary equity issuance					0	3,746
Dividends payable and amortization of discount on Temporary Equity					3,095	2,257	3,259	0
Series B Preferred stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with temporary equity issuance					0	11,712
Dividends payable and amortization of discount on Temporary Equity					4,339	451	1,233	0
Guaranteed Revenue Program
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue							0	(37,500)
Private Placement Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability					606	433	(173)	130
Public Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability					353	3,960	3,607	204
Penny Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability					1,072	(2,214)	(1,967)	0
Penny Warrants | Series A Preferred Stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with Series A Preferred Temporary Equity							3,746	0
Nonrelated Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable					(839)	(752)	(1,175)	13,240
Related Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable					$ 1,385	$ 19	(734)	3,714
Accounts payable							$ 0	$ (72)

[1]	* Cash distributions to members for the year ended December 31, 2023 excludes the non-cash distribution to members of an aircraft, net of the aircraft's related debt, of $6,589. As such, total cash and non-cash distributions to members totaled $40,429, which consist of the non-cash distributions of $6,589 plus the cash distributions of $33,662